Segment Information - Revenue by Geographic Region (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region	$ 419,782	$ 480,820	$ 569,016
North America
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region	6,218	22,317	30,299
Europe
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region	109,267	109,347	173,100
Asia
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region	73,073	87,658	84,766
South America
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region	220,336	253,746	275,327
Other
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region	$ 10,888	$ 7,752	$ 5,524